COMMITMENTS AND CONTINGENCIES - Capital expenses commitments (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of commitments and contingencies [abstract]
Capital commitments for tangible assets	$ 18,118	$ 98,110
Capital commitments for intangible assets	$ 45,186	$ 129,465